QUARTERLY RESULTS (UNAUDITED) - Summary (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Data [Abstract]
Revenue	$ 670,514	$ 705,382	$ 688,685	$ 641,220	$ 646,762	$ 660,649	$ 637,928	$ 587,709	$ 2,705,801	$ 2,533,048	$ 1,952,607
Cost of revenue	152,506	158,161	149,725	139,848	142,514	129,727	120,890	108,021	600,240	501,152	362,627
Operating (loss) income	(16,408)	13,912	(13,770)	(34,183)	(11,465)	39,177	24,479	(16,356)	(50,449)	35,835	(164,632)
Net (loss) earnings	5,457	18,378	22,021	(13,673)	94,728	38,163	164,482	(5,002)	32,183	292,371	24,608
Net (loss) earnings attributable to Old IAC equity in IAC Holdings, Inc.	6,887	16,466	13,789	(14,247)	89,294	34,601	125,686	(2,809)	22,895	246,772	37,006
Stock-based compensation expense									$ 134,338	$ 148,405	$ 192,005
Write-off due to deferred revenue							1,800	2,800
Gain (loss) on sale of equity investments							131,500
Impairment of intangible assets					20,800
Dictionary.com, Electus, Felix, and CityGrid | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Quarterly Financial Data [Abstract]
Gain on sale of business					91,400
HomeAdvisor
Quarterly Financial Data [Abstract]
Stock-based compensation expense	$ 1,700	$ 1,700	$ 1,900	$ 2,200	$ 14,500	$ 12,300	12,900	14,700
Angie's List
Quarterly Financial Data [Abstract]
After-tax costs							$ 2,000	$ 4,100